UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Emerging Markets Stock Fund

Investor Class (PRMSX)

This annual shareholder report contains important information about Emerging Markets Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - Investor Class	$129	1.22%

What drove fund performance during the past 12 months?

  Emerging markets equities delivered robust returns over the review period. Asia led the gains, with markets in Southeast Asia particularly strong on expectations that they would benefit from a lower U.S. interest rate environment. This optimism also helped Chinese equities and offset broader woes about the country’s economic outlook. Stocks surged further in September after the Chinese government announced a sweeping stimulus package to jump-start its ailing economy.

  Versus the MSCI Emerging Markets Index Net, our holdings in Taiwan benefited relative performance the most as it was one of the strongest-performing regional markets, largely due to selected technology stocks. Here, shares of Taiwan Semiconductor Manufacturing Company rallied sharply on optimism around artificial intelligence. Above-consensus quarterly results also boosted returns amid improved demand for its smartphones and high-performance computing products.

  Conversely, stock selection in consumer discretionary weighed on relative returns considerably, notably our investments in China. In particular, shares of restaurant operator Yum China suffered on the back of soft demand as consumers remained sensitive to dining out. Security picks and an overweight allocation to consumer staples also hindered relative returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in emerging markets. The portfolio’s largest overweight positions are in consumer stales, consumer discretionary, and industrials and business services, relative to the benchmark. In contrast, materials and energy are areas where we are relatively underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	9,547	9,495
2015	10,231	10,392
2015	9,201	9,043
2015	8,715	8,547
2016	7,842	7,509
2016	8,884	8,535
2016	9,662	8,975
2016	9,957	9,339
2017	9,945	9,417
2017	10,852	10,168
2017	11,951	11,205
2017	12,737	11,809
2018	14,371	13,279
2018	13,295	12,376
2018	12,791	11,693
2018	11,099	10,331
2019	12,465	11,389
2019	12,984	11,752
2019	12,862	11,438
2019	13,073	11,556
2020	13,482	11,823
2020	11,671	10,342
2020	13,917	12,187
2020	14,218	12,509
2021	17,001	15,121
2021	16,843	15,380
2021	15,757	14,703
2021	15,612	14,631
2022	14,886	14,027
2022	12,302	12,561
2022	11,806	11,749
2022	10,018	10,091
2023	12,477	12,328
2023	11,709	11,743
2023	12,321	12,730
2023	10,559	11,181
2024	10,973	11,966
2024	11,332	12,903
2024	11,642	13,528
2024	11,840	14,012

202411-4029887, 202412-3916038

F111-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Stock Fund (Investor Class)	12.13%	-1.96%	1.70%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	3.93	3.43

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,135,135
  Number of Portfolio Holdings90
  Investment Advisory Fees Paid (000s)$19,135
  Portfolio Turnover Rate64.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.5%
Information Technology	22.0
Consumer Discretionary	15.8
Consumer Staples	11.3
Industrials & Business Services	8.9
Communication Services	6.7
Energy	2.2
Materials	2.0
Health Care	2.0
Other	5.6

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	12.9%
Tencent Holdings	5.8
Yum China Holdings	3.4
Samsung Electronics	2.4
Kotak Mahindra Bank	2.2
Bank Central Asia	2.1
Infosys	1.9
Alibaba Group Holding	1.9
Al Rajhi Bank	1.9
ICICI Bank	1.9

How has the fund changed?

This is a summary of certain material changes to Emerging Markets Stock Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Stock Fund

Investor Class (PRMSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Emerging Markets Stock Fund

I Class (PRZIX)

This annual shareholder report contains important information about Emerging Markets Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - I Class	$104	0.98%

What drove fund performance during the past 12 months?

  Emerging markets equities delivered robust returns over the review period. Asia led the gains, with markets in Southeast Asia particularly strong on expectations that they would benefit from a lower U.S. interest rate environment. This optimism also helped Chinese equities and offset broader woes about the country’s economic outlook. Stocks surged further in September after the Chinese government announced a sweeping stimulus package to jump-start its ailing economy.

  Versus the MSCI Emerging Markets Index Net, our holdings in Taiwan benefited relative performance the most as it was one of the strongest-performing regional markets, largely due to selected technology stocks. Here, shares of Taiwan Semiconductor Manufacturing Company rallied sharply on optimism around artificial intelligence. Above-consensus quarterly results also boosted returns amid improved demand for its smartphones and high-performance computing products.

  Conversely, stock selection in consumer discretionary weighed on relative returns considerably, notably our investments in China. In particular, shares of restaurant operator Yum China suffered on the back of soft demand as consumers remained sensitive to dining out. Security picks and an overweight allocation to consumer staples also hindered relative returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in emerging markets. The portfolio’s largest overweight positions are in consumer stales, consumer discretionary, and industrials and business services, relative to the benchmark. In contrast, materials and energy are areas where we are relatively underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory/Strategy Benchmark
8/28/15	500,000	500,000
10/31/15	517,974	518,602
1/31/16	466,273	455,652
4/30/16	528,512	517,903
7/31/16	574,930	544,603
10/31/16	592,837	566,663
1/31/17	592,194	571,420
4/30/17	646,428	616,997
7/31/17	712,247	679,880
10/31/17	759,286	716,550
1/31/18	857,082	805,752
4/30/18	793,261	750,963
7/31/18	763,737	709,510
10/31/18	663,320	626,865
1/31/19	745,660	691,042
4/30/19	777,018	713,111
7/31/19	769,891	694,051
10/31/19	782,898	701,186
1/31/20	807,656	717,385
4/30/20	699,571	627,533
7/31/20	834,541	739,499
10/31/20	852,946	759,045
1/31/21	1,020,248	917,499
4/30/21	1,010,978	933,225
7/31/21	946,088	892,141
10/31/21	937,909	887,781
1/31/22	894,430	851,158
4/30/22	739,708	762,173
7/31/22	710,143	712,904
10/31/22	602,725	612,335
1/31/23	750,908	748,013
4/30/23	705,036	712,529
7/31/23	742,132	772,428
10/31/23	636,227	678,463
1/31/24	661,914	726,052
4/30/24	684,018	782,927
7/31/24	703,081	820,840
10/31/24	715,451	850,218

202411-4029887, 202412-3916038

F531-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Emerging Markets Stock Fund (I Class)	12.45%	-1.79%	3.98%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	3.93	5.96

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,135,135
  Number of Portfolio Holdings90
  Investment Advisory Fees Paid (000s)$19,135
  Portfolio Turnover Rate64.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.5%
Information Technology	22.0
Consumer Discretionary	15.8
Consumer Staples	11.3
Industrials & Business Services	8.9
Communication Services	6.7
Energy	2.2
Materials	2.0
Health Care	2.0
Other	5.6

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	12.9%
Tencent Holdings	5.8
Yum China Holdings	3.4
Samsung Electronics	2.4
Kotak Mahindra Bank	2.2
Bank Central Asia	2.1
Infosys	1.9
Alibaba Group Holding	1.9
Al Rajhi Bank	1.9
ICICI Bank	1.9

How has the fund changed?

This is a summary of certain material changes to Emerging Markets Stock Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Stock Fund

I Class (PRZIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Emerging Markets Stock Fund

Z Class (TRGZX)

This annual shareholder report contains important information about Emerging Markets Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Emerging markets equities delivered robust returns over the review period. Asia led the gains, with markets in Southeast Asia particularly strong on expectations that they would benefit from a lower U.S. interest rate environment. This optimism also helped Chinese equities and offset broader woes about the country’s economic outlook. Stocks surged further in September after the Chinese government announced a sweeping stimulus package to jump-start its ailing economy.

  Versus the MSCI Emerging Markets Index Net, our holdings in Taiwan benefited relative performance the most as it was one of the strongest-performing regional markets, largely due to selected technology stocks. Here, shares of Taiwan Semiconductor Manufacturing Company rallied sharply on optimism around artificial intelligence. Above-consensus quarterly results also boosted returns amid improved demand for its smartphones and high-performance computing products.

  Conversely, stock selection in consumer discretionary weighed on relative returns considerably, notably our investments in China. In particular, shares of restaurant operator Yum China suffered on the back of soft demand as consumers remained sensitive to dining out. Security picks and an overweight allocation to consumer staples also hindered relative returns.

  The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located, or with primary operations, in emerging markets. The portfolio’s largest overweight positions are in consumer stales, consumer discretionary, and industrials and business services, relative to the benchmark. In contrast, materials and energy are areas where we are relatively underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
4/30/20	11,213	11,136
7/31/20	13,411	13,123
10/31/20	13,743	13,470
1/31/21	16,483	16,282
4/30/21	16,377	16,561
7/31/21	15,369	15,832
10/31/21	15,275	15,754
1/31/22	14,607	15,104
4/30/22	12,113	13,525
7/31/22	11,656	12,651
10/31/22	9,919	10,866
1/31/23	12,388	13,274
4/30/23	11,657	12,644
7/31/23	12,305	13,707
10/31/23	10,575	12,040
1/31/24	11,025	12,884
4/30/24	11,423	13,894
7/31/24	11,769	14,566
10/31/24	12,007	15,088

202411-4029887, 202412-3916038

F1250-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Emerging Markets Stock Fund (Z Class)	13.53%	4.03%
MSCI Emerging Markets Index Net (Regulatory/Strategy Benchmark)	25.32	9.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$5,135,135
  Number of Portfolio Holdings90
  Investment Advisory Fees Paid (000s)$19,135
  Portfolio Turnover Rate64.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.5%
Information Technology	22.0
Consumer Discretionary	15.8
Consumer Staples	11.3
Industrials & Business Services	8.9
Communication Services	6.7
Energy	2.2
Materials	2.0
Health Care	2.0
Other	5.6

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	12.9%
Tencent Holdings	5.8
Yum China Holdings	3.4
Samsung Electronics	2.4
Kotak Mahindra Bank	2.2
Bank Central Asia	2.1
Infosys	1.9
Alibaba Group Holding	1.9
Al Rajhi Bank	1.9
ICICI Bank	1.9

How has the fund changed?

This is a summary of certain material changes to Emerging Markets Stock Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Emerging Markets Stock Fund

Z Class (TRGZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	9,473	11,755
Tax Fees	1,681	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMSX Emerging Markets Stock
Fund
PRZIX Emerging Markets Stock
Fund–
.
I Class
TRGZX Emerging Markets Stock
Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 31.76 $ 30.48 $ 51.46 $ 47.10 $ 43.85
Investment activities
Net investment income
(1)(2)
0.28 0.26 0.21 0.35 0.14
Net realized and unrealized
gain/loss 3.56 1.42 (17.45) 4.28 3.69
Total from investment activities 3.84 1.68 (17.24) 4.63 3.83
Distributions
Net investment income (0.38) (0.16) (0.33) (0.21) (0.58)
Net realized gain — (0.24) (3.41) (0.06) —
Total distributions (0.38) (0.40) (3.74) (0.27) (0.58)
NET ASSET VALUE
End of period $ 35.22 $ 31.76 $ 30.48 $ 51.46 $ 47.10
Ratios/Supplemental Data
Total return
(2)(3)
12.13% 5.40% (35.83)% 9.80% 8.76%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.22% 1.16% 1.20% 1.21% 1.21%
Net expenses after waivers/
payments by Price Associates 1.22% 1.16% 1.20% 1.21% 1.21%
Net investment income 0.83% 0.75% 0.53% 0.64% 0.32%
Portfolio turnover rate 64.1% 47.6% 44.8% 26.6% 22.5%
Net assets, end of period (in
millions) $693 $874 $1,881 $3,512 $3,269
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 31.90 $ 30.58 $ 51.60 $ 47.27 $ 43.94
Investment activities
Net investment income
(1)(2)
0.37 0.31 0.29 0.43 0.25
Net realized and unrealized
gain/loss 3.58 1.43 (17.52) 4.30 3.67
Total from investment activities 3.95 1.74 (17.23) 4.73 3.92
Distributions
Net investment income (0.57) (0.18) (0.38) (0.34) (0.59)
Net realized gain — (0.24) (3.41) (0.06) —
Total distributions (0.57) (0.42) (3.79) (0.40) (0.59)
NET ASSET VALUE
End of period $ 35.28 $ 31.90 $ 30.58 $ 51.60 $ 47.27
Ratios/Supplemental Data
Total return
(2)(3)
12.45% 5.56% (35.74)% 9.96% 8.95%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.99% 0.98% 1.04% 1.07% 1.06%
Net expenses after waivers/
payments by Price Associates 0.98% 0.98% 1.04% 1.07% 1.06%
Net investment income 1.08% 0.87% 0.72% 0.79% 0.57%
Portfolio turnover rate 64.1% 47.6% 44.8% 26.6% 22.5%
Net assets, end of period (in
millions) $1,139 $1,457 $1,537 $3,082 $2,573
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 31.98 $ 30.83 $ 52.12 $ 47.47 $ 34.54
Investment activities
Net investment income
(2)(3)
0.72 0.65 0.70 1.00 0.54
Net realized and unrealized
gain/loss 3.56 1.47 (17.60) 4.32 12.39
Total from investment activities 4.28 2.12 (16.90) 5.32 12.93
Distributions
Net investment income (0.90) (0.73) (0.98) (0.61) —
Net realized gain — (0.24) (3.41) (0.06) —
Total distributions (0.90) (0.97) (4.39) (0.67) —
NET ASSET VALUE
End of period $ 35.36 $ 31.98 $ 30.83 $ 52.12 $ 47.47
Ratios/Supplemental Data
Total return
(3)(4)
13.53% 6.62% (35.06)% 11.14% 37.43%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.97% 0.96% 1.02% 1.07% 1.06%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 2.08% 1.85% 1.74% 1.82% 1.96%
(5)
Portfolio turnover rate 64.1% 47.6% 44.8% 26.6% 22.5%
Net assets, end of period (in
millions) $3,303 $2,899 $2,918 $4,968 $5,646
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Stock Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.4%
Common Stocks 2.4%
Arcos Dorados Holdings, Class A (USD)  3,714,995 32,729
Globant (USD) (1) 152,684 32,047
MercadoLibre (USD) (1) 29,744 60,594
Total Argentina (Cost $92,616) 125,370
AUSTRIA 0.8%
Common Stocks 0.8%
Erste Group Bank  715,989 40,500
Total Austria (Cost $38,454) 40,500
BRAZIL 6.9%
Common Stocks 6.9%
B3  14,116,702 25,958
Hypera  3,724,714 14,291
Itau Unibanco Holding, ADR (USD)  4,266,213 25,811
Klabin  8,658,688 31,439
Localiza Rent a Car  6,447,824 46,923
NU Holdings, Class A (USD) (1) 2,658,604 40,118
Petroleo Brasileiro, ADR (USD)  2,754,397 37,047
Raia Drogasil  14,510,149 61,370
Vale, ADR (USD)  2,242,204 23,991
WEG  5,246,572 49,354
356,302
Preferred Stocks 0.0%
Klabin  3 —
—
Total Brazil (Cost $366,565) 356,302
CHINA 26.0%
Common Stocks 19.7%
Alibaba Group Holding, ADR (USD)  1,007,427 98,708
Kanzhun, ADR (USD)  1,218,710 17,732
KE Holdings, ADR (USD)  2,114,263 46,366
Meituan, Class B (HKD) (1) 3,472,000 82,045
Midea Group (HKD) (1) 3,992,900 37,520

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
NetEase, ADR (USD)  382,179 30,769
New Oriental Education & Technology Group, ADR (USD)  927,898 58,086
PDD Holdings, ADR (USD) (1) 708,528 85,441
Tencent Holdings (HKD)  5,698,100 297,111
Yum China Holdings (USD)  3,912,482 172,579
Zhongsheng Group Holdings (HKD)  18,421,000 28,328
ZTO Express Cayman, ADR (USD)  2,554,878 59,043
1,013,728
Common Stocks - China A Shares 6.3%
CRRC, A Shares (CNH)  59,079,960 69,112
Eastroc Beverage Group, A Shares (CNH)  1,160,533 34,600
Fuyao Glass Industry Group, A Shares (CNH)  3,496,651 28,003
Hangcha Group, A Shares (CNH)  6,065,270 15,046
Jiangsu Hengli Hydraulic, A Shares (CNH)  4,333,800 31,554
Kweichow Moutai, A Shares (CNH)  154,900 33,299
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  718,063 26,927
Wuliangye Yibin, A Shares (CNH)  809,700 16,733
Yifeng Pharmacy Chain, A Shares (CNH)  20,087,876 67,069
322,343
Total China (Cost $1,104,868) 1,336,071
HONG KONG 1.5%
Common Stocks 1.5%
Budweiser Brewing APAC  16,786,600 17,508
Jardine Matheson Holdings (USD)  1,476,900 56,749
Total Hong Kong (Cost $87,996) 74,257
HUNGARY 0.9%
Common Stocks 0.9%
OTP Bank  945,761 47,086
Total Hungary (Cost $35,159) 47,086
INDIA 15.8%
Common Stocks 15.8%
Asian Paints  1,354,841 47,187
Axis Bank  1,031,792 14,174
HDFC Asset Management  853,058 43,533
HDFC Life Insurance  8,562,220 73,134
Hindustan Unilever  1,220,261 36,637

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
ICICI Bank  6,260,695 96,036
Indraprastha Gas  2,996,783 14,943
Infosys  4,768,733 99,498
Kotak Mahindra Bank  5,486,829 112,646
Larsen & Toubro  1,362,837 58,543
Power Grid Corp. of India  9,304,502 35,394
Reliance Industries  4,717,074 74,586
Tata Consultancy Services  637,853 30,003
Tata Motors  376,513 3,724
Titan  951,739 36,865
Voltas  1,778,613 34,815
Total India (Cost $684,028) 811,718
INDONESIA 3.9%
Common Stocks 3.9%
Bank Central Asia  166,245,000 108,388
Bank Mandiri Persero  120,813,500 51,288
Sumber Alfaria Trijaya  182,024,000 38,438
Total Indonesia (Cost $141,785) 198,114
MEXICO 2.6%
Common Stocks 2.6%
Fomento Economico Mexicano, ADR (USD)  326,285 31,614
Gruma, Class B  2,109,096 36,259
Wal-Mart de Mexico  22,880,112 63,176
Total Mexico (Cost $113,830) 131,049
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  137,804 25,374
Total Peru (Cost $19,976) 25,374
PHILIPPINES 2.5%
Common Stocks 2.5%
Ayala  1,906,980 22,559
BDO Unibank  19,569,302 51,216
Jollibee Foods  7,707,630 35,117
SM Investments  1,143,670 18,441
Total Philippines (Cost $112,296) 127,333

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 1.1%
Common Stocks 1.1%
Jeronimo Martins  2,999,811 58,195
Total Portugal (Cost $61,356) 58,195
QATAR 1.1%
Common Stocks 1.1%
Qatar National Bank  12,363,417 58,844
Total Qatar (Cost $59,914) 58,844
SAUDI ARABIA 3.6%
Common Stocks 3.6%
Al Rajhi Bank  4,133,798 96,589
Arabian Internet & Communications Services  117,949 7,991
Saudi National Bank  9,384,250 82,496
Total Saudi Arabia (Cost $188,999) 187,076
SOUTH AFRICA 1.9%
Common Stocks 1.9%
Bid  1,442,871 34,019
Capitec Bank Holdings  124,280 22,451
Clicks Group  1,925,778 41,209
Total South Africa (Cost $63,670) 97,679
SOUTH KOREA 5.0%
Common Stocks 5.0%
Hyundai Mobis  198,007 35,589
Hyundai Motor  89,054 13,717
KB Financial Group  784,175 51,025
Samsung Electronics  2,949,418 125,235
SK Hynix  240,575 31,495
Total South Korea (Cost $151,686) 257,061
TAIWAN 16.8%
Common Stocks 16.8%
Accton Technology  1,626,000 27,323

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Chailease Holding  10,727,300 50,234
Delta Electronics  2,635,000 32,544
Hon Hai Precision Industry  4,983,000 31,940
MediaTek  1,485,000 57,808
Taiwan Semiconductor Manufacturing  21,179,111 664,166
Total Taiwan (Cost $249,640) 864,015
THAILAND 2.0%
Common Stocks 2.0%
Bangkok Dusit Medical Services, NVDR  34,293,800 27,954
Bumrungrad Hospital  3,732,500 30,114
SCB X  12,595,800 42,231
Total Thailand (Cost $86,732) 100,299
VIETNAM 1.0%
Common Stocks 1.0%
Bank for Foreign Trade of Vietnam (1) 14,236,226 52,653
Total Vietnam (Cost $52,077) 52,653
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 4.86% (2)(3) 146,910,731 146,911
Total Short-Term Investments (Cost $146,911) 146,911
Total Investments in Securities
99.2% of Net Assets
(Cost $3,858,558) $ 5,095,907
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE Emerging Markets Stock Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — # $ — $ 6,009 +
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 34,213 ¤ ¤ $ 146,911 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,009 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $146,911.

T. ROWE PRICE Emerging Markets Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,858,558) $ 5,095,907
Receivable for investment securities sold 25,204
Foreign currency (cost $18,255) 18,371
Dividends receivable 5,055
Receivable for shares sold 4,409
Due from affiliates 2,637
Cash 1
Other assets 683
Total assets 5,152,267
Liabilities
Investment management fees payable 4,218
Payable for shares redeemed 3,666
Payable for investment securities purchased 2,827
Payable to directors 1
Other liabilities 6,420
Total liabilities 17,132
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 5,135,135

T. ROWE PRICE Emerging Markets Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,061,956
Paid-in capital applicable to 145,366,865 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 4,073,179
NET ASSETS $ 5,135,135
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $692,748; Shares outstanding: 19,667,634) $ 35.22
I Class
(Net assets: $1,139,585; Shares outstanding: 32,302,202) $ 35.28
Z Class
(Net assets: $3,302,802; Shares outstanding: 93,397,029) $ 35.36

T. ROWE PRICE Emerging Markets Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $12,423) $ 110,362
Other 14
Total income 110,376
Expenses
Investment management 49,802
Shareholder servicing
Investor Class $ 1,828
I Class 232 2,060
Prospectus and shareholder reports
Investor Class 193
I Class 136
Z Class 5 334
Custody and accounting 938
Legal and audit 145
Registration 60
Directors 18
Miscellaneous 443
Waived / paid by Price Associates (30,667)
Total expenses 23,133
Net investment income 87,243

T. ROWE PRICE Emerging Markets Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $12,564) (128,717)
Foreign currency transactions (1,664)
Net realized loss (130,381)
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $3,761) 694,671
Other assets and liabilities denominated in foreign currencies 666
Change in net unrealized gain / loss 695,337
Net realized and unrealized gain / loss 564,956
INCREASE IN NET ASSETS FROM OPERATIONS $ 652,199

T. ROWE PRICE Emerging Markets Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 87,243 $ 86,235
Net realized gain (loss) (130,381) 119,557
Change in net unrealized gain / loss 695,337 367,752
Increase in net assets from operations 652,199 573,544
Distributions to shareholders
Net earnings
Investor Class (9,594) (23,956)
I Class (24,987) (20,539)
Z Class (80,734) (91,321)
Decrease in net assets from distributions (115,315) (135,816)
Capital share transactions
*
Shares sold
Investor Class 52,198 158,814
I Class 175,345 311,723
Z Class 428,063 267,927
Distributions reinvested
Investor Class 8,222 13,229
I Class 22,989 18,756
Z Class 80,734 91,321
Shares redeemed
Investor Class (328,454) (1,410,164)
I Class (657,004) (491,342)
Z Class (413,896) (503,511)
Decrease in net assets from capital share
transactions (631,803) (1,543,247)

T. ROWE PRICE Emerging Markets Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Decrease during period (94,919) (1,105,519)
Beginning of period 5,230,054 6,335,573
End of period $ 5,135,135 $ 5,230,054
*Share information (000s)
Shares sold
Investor Class 1,528 4,519
I Class 5,122 8,917
Z Class 12,442 7,605
Distributions reinvested
Investor Class 244 379
I Class 683 535
Z Class 2,413 2,621
Shares redeemed
Investor Class (9,622) (39,080)
I Class (19,185) (14,030)
Z Class (12,105) (14,224)
Decrease in shares outstanding (18,480) (42,758)

T. ROWE PRICE Emerging Markets Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets
Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. During the reporting period, the fund’s classification changed from nondiversified to diversified. The fund seeks long-
term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets. The fund has three classes of shares: the Emerging Markets Stock Fund (Investor Class), the Emerging Markets Stock Fund–I Class (I Class) and the Emerging Markets
Stock Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are

T. ROWE PRICE Emerging Markets Stock Fund

reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU

T. ROWE PRICE Emerging Markets Stock Fund

are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Emerging Markets Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 878,049 $ 4,070,947 $ — $ 4,948,996
Preferred Stocks — — — —
Short-Term Investments 146,911 — — 146,911
Total $ 1,024,960 $ 4,070,947 $ — $ 5,095,907

T. ROWE PRICE Emerging Markets Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,313,497,000 and
$4,087,981,000, respectively, for the year ended October 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Emerging Markets Stock Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/
tax adjustments relate primarily to deemed distributions on shareholder redemptions, the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 115,315 $ 125,623
Long-term capital gain — 10,193
Total distributions $ 115,315 $ 135,816
($000s)
Cost of investments $ 3,898,416
Unrealized appreciation $ 1,566,122
Unrealized depreciation (375,519)
Net unrealized appreciation (depreciation) $ 1,190,603

T. ROWE PRICE Emerging Markets Stock Fund

At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 60,001
Net unrealized appreciation (depreciation) 1,190,603
Loss carryforwards and deferrals (188,648)
Total distributable earnings (loss) $ 1,061,956

T. ROWE PRICE Emerging Markets Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.65%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Emerging Markets Stock Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2024 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.29% 0.05% 0.00%
Expense limitation date 02/28/26 02/28/26 N/A
(Waived)/repaid during the period ($000s) $— $(83) $(30,584)

T. ROWE PRICE Emerging Markets Stock Fund

Price Associates; $1,207,000 for T. Rowe Price Services, Inc.; and $57,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2024, the fund was charged $73,000 for shareholder servicing costs related to the college savings plans, of which $26,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2024, approximately 16% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members

T. ROWE PRICE Emerging Markets Stock Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2024, the fund incurred $10,000 in interest expense related to outstanding borrowings on three days in the average amount of $16,933,000 and at an average annual rate of
6.92%. At October 31, 2024, there were no borrowings outstanding.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and

T. ROWE PRICE Emerging Markets Stock Fund

exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Emerging Markets Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Stock Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $60,348,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $3,872,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $91,530,000 and foreign taxes paid of $24,510,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F111-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024